Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

15. Income Taxes

	Year Ended December 31,
	2018	2017	2016
Components of Earnings and Taxes from Operations
(Loss) Income Before Income Taxes:
U.S.	$(71.4)	$(73.9)	$(153.1)
International	44.5	33.4	69.0
Total	$(26.9)	$(40.5)	$(84.1)
Income Tax Expense (Benefit):
Current:
U.S.	$3.8	$(0.3)	$(0.4)
State and local	0.3	0.1	0.2
International	20.4	12.9	15.1
Total current income tax expense	24.5	12.7	14.9
Deferred:
U.S.	(14.1)	(60.3)	(15.7)
State and local	(2.2)	0.8	(0.1)
International	0.2	(1.7)	8.6
Total deferred income tax (benefit) expense	(16.1)	(61.2)	(7.2)
Total income tax expense (benefit)	$8.4	$(48.5)	$7.7

	Year Ended December 31,
	2018	2017	2016
Effective Rate Reconciliation
U.S. statutory rate%	(21.0)%	(35.0)%	(35.0)%
Change in valuation allowance	10.8	(154.6)	(11.2)
State income taxes, net of federal benefit	(31.2)	(5.9)	(1.0)
Share-based compensation	(10.0)	11.1	3.1
International tax rate differential	13.4	(9.6)	(8.0)
Foreign dividend income	20.1	64.2	1.2
Foreign capital gain income	7.1	—	—
Unremitted foreign earnings	4.1	(47.7)	25.8
Global intangible low-taxed income	23.0	—	—
Base erosion tax	14.1	—	—
Reserve for tax contingencies	0.4	—	(0.2)
Expiration of un-utilized tax credits	—	2.0	—
Unrealized gain on investments	—	—	36.1
Change in tax rate	(5.9)	59.5	—
Other	6.3	(3.8)	(1.7)
Income tax provision%	31.2%	(119.8)%	9.1%

Our income tax provision represents federal, state, and international taxes on our income recognized for financial statement purposes and includes the effects of temporary differences between financial statement income and income recognized for tax return purposes. Deferred tax assets and liabilities are recorded for temporary differences between the financial reporting basis and the tax basis of assets and liabilities as adjusted for the expected benefits of utilizing net operating loss carryforwards. We record a valuation allowance to reduce our deferred tax assets to reflect the net deferred tax assets that we believe will be realized.  In assessing the likelihood that we will be able to recover our deferred tax assets and the need for a valuation allowance, we consider all available evidence, both positive and negative, including historical levels of pre-tax book income, expiration of net operating losses, expectations and risks associated with estimates of future taxable income and ongoing prudent and feasible tax planning strategies, as well as current tax laws. As of December 31, 2018, and December 31, 2017, we continue to record a full valuation allowance against our domestic deferred tax assets that are not offset by the reversal of deferred tax liabilities. In the future, if it is determined that we no longer have a requirement to record a valuation allowance against all or a portion of our deferred tax assets, the release of the valuation allowance would have a positive impact on our income tax provision.

On December 22, 2017, the Tax Cut and Jobs Act legislation (the “Tax Act”) was signed into law. The Tax Act made broad and complex changes to the U.S. tax code including: (a) lower U.S. federal corporate income tax rate from 35% to 21% effective January 1, 2018, (b) accelerated expensing of qualified capital investments for a specific period, and (c) a transition from a worldwide tax system to a territorial tax system.

ASC 740, Income Taxes, requires a company to record the effects of a tax law change in the period of enactment; however, shortly after enactment of the Tax Act, the SEC staff issued Staff Accounting Bulletin (“SAB”) 118, which allows a company to record a provisional amount when it does not have the necessary information available to complete its accounting for the change in the tax law. The FASB subsequently issued ASU No. 2018-05 to codify SAB 118 by amending ASC 740. ASU No. 2018-05 continues to allow a company to record a provisional amount when it does not have the necessary information available, prepared, or analyzed in reasonable detail to complete its accounting for the change in the tax law. The measurement period ends when the company has obtained, prepared, and analyzed the information necessary to finalize its accounting, but cannot extend beyond one year.

We have completed our analysis of the income tax effects of the Tax Act.  In January and April of 2018, the Internal Revenue Service (the “IRS”) issued guidance that provided additional clarification on certain aspects of the transition tax calculation. The application of the additional IRS guidance resulted in a $16.2 increase in includible untaxed foreign earnings, which resulted in a $5.7 increase in tax expense. This increase was offset by the tax benefit of the utilization of $16.2 of net operating loss carryover. The overall impact to tax expense in the year ended December 31, 2018, was zero.

Other provisions introduced by the Tax Act that had a significant impact on our current year tax provision were the provisions introducing the Global Intangible Low-Taxed Income (“GILTI”) and the Base Erosion and Anti-Abuse Tax (“BEAT”).  The GILTI resulted in an increase of $29.7 in taxable income, which resulted in a $6.6 increase in tax expense. This tax increase was offset by the tax benefit of the utilization of $29.7 of net operating loss carryover.  The BEAT resulted in an increase of $3.8 in tax expense in the year ended December 31, 2018.

	December 31,
	2018	2017
Tax Effect of Items That Comprise a Significant Portion of the Net Deferred Tax Asset and Deferred Tax Liability
Deferred Tax Asset:
Employment related accruals	$51.2	$51.0
Foreign tax credit carryover and other credit carryovers	0.3	0.2
Net operating loss carryforwards	78.2	100.3
Total gross deferred tax asset	129.7	151.5
Valuation allowance	(83.8)	(81.8)
Total deferred tax asset	$45.9	$69.7
Deferred Tax Liability:
Intangibles	$(62.1)	$(65.7)
Unremitted foreign earnings	—	—
Unrealized gain on investment	—	(22.2)
Other	(19.5)	(17.2)
Total deferred tax liability	(81.6)	(105.1)
Net deferred tax liability	$(35.7)	$(35.4)

	December 31,
	2018	2017
Net Deferred Tax by Geography
U.S.	$(20.1)	$(18.4)
International	(15.6)	(17.0)
Total	$(35.7)	$(35.4)

As of December 31, 2018, we had federal, state, and foreign net operating loss carryovers, which will reduce future taxable income when utilized. Approximately $47.2 in net federal tax benefit is available from the loss carryovers and an additional $0.3 is available in federal tax credit carryovers. The state loss carryovers will result in state tax benefit of approximately $31.0 when utilized. The federal net operating loss tax benefit will begin to expire in 2031, and state net operating loss carryovers will begin to expire in 2019. The federal credit carryovers are composed of foreign tax credits, which will begin to expire in 2019; research credits, which will begin to expire in 2027; and alternative minimum tax credits, which have no expiration date.

As of December 31, 2018, we carried a full valuation allowance against our domestic net deferred tax asset (“DTA”) position after excluding a portion of the deferred tax liability for long-lived, non-amortizable taxable temporary differences. We periodically re-assess the likelihood that DTA reported in the accompanying consolidated financial statements will be recovered from future taxable income.

We have re-evaluated the likelihood of recovering our net DTA, and we have determined that it is still more likely than not that the tax benefit associated with a portion of the DTA will not be realized. We assessed the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing net DTAs not already identified as requiring a valuation allowance. The cumulative loss incurred over the three-year period ended December 31, 2018, is a significant piece of objective negative evidence. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for positive future growth. As of December 31, 2018, we had a total valuation allowance of $83.8. The amount of the DTA considered realizable could be adjusted in the future if objective negative evidence in the form of cumulative losses is no longer present, and additional weight may be given to subjective evidence, such as our projections for growth.

We file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With a few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2014.

The following table summarizes the activity for unrecognized tax benefits:

	Year Ended December 31,
	2018	2017
Federal, State and Foreign Tax
Beginning unrecognized tax balance	$1.5	$1.4
Increase prior period positions	0.1	0.2
Increase current period positions	0.2	0.1
Decrease prior period positions	(0.1)	—
Decrease current period positions	(0.3)	—
Statutes expiring	(0.1)	(0.2)
Ending unrecognized tax benefits	$1.3	$1.5

The total amount of unrecognized tax benefits as of December 31, 2018, was $1.3 including $0.2 of accrued interest and penalty. Of the total amount of unrecognized tax benefits, $1.3 represents the amount that, if recognized, would impact our effective income tax rate as of December 31, 2018. It is expected that the amount of unrecognized tax benefits will change in the next 12 months; however, we cannot reasonably estimate the amount of the change. We do not expect the change to have a significant impact on our results of operations or financial condition.

The Tax Act imposed a mandatory transition tax on the unremitted earnings of our international subsidiaries and generally eliminated US taxes on foreign subsidiary distributions for years beginning after December 31, 2017. As of December 31, 2018, we have $298.5 of unremitted foreign earnings. We consider $174.6 of the unremitted earnings to be indefinitely reinvested. For the portion of the unremitted earnings not considered indefinitely reinvested, $123.9, we have provided a deferred tax liability of $6.2, which represents the expected withholding tax cost of repatriating such earnings. In the event the portion of the unremitted earnings considered to be indefinitely reinvested were repatriated, we would incur a withholding tax expense of approximately $8.7.